Fees Summary	Jul. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 250,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	38,275.00
Total Offset Amount	23,175.00
Net Fee	$ 15,100.00
Final Prospectus	false